BALANCE SHEETS - USD ($)	Mar. 31, 2019	Mar. 31, 2018
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	1,055,755	1,632,938
Assets	1,055,755	1,632,938
LIABILITIES
Accounts payable and accrued expenses	4,500	2,000
Accounts payable - affiliates	10,780,391	14,740,050
Capital contributions payable	18,554	26,447
Liabilities	10,803,445	14,768,497
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(10,657,123)	(11,248,474)
General partner	909,433	(1,887,085)
Partners' capital (deficit)	(9,747,690)	(13,135,559)
Liabilities and Stockholders' Equity	1,055,755	1,632,938
Series 15 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	244,074
Assets	0	244,074
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	3,034,436
Capital contributions payable	0	0
Liabilities	0	3,034,436
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,439,314)	(2,440,269)
General partner	2,439,314	(350,093)
Partners' capital (deficit)	0	(2,790,362)
Liabilities and Stockholders' Equity	0	244,074
Series 16 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	191,974	320,396
Assets	191,974	320,396
LIABILITIES
Accounts payable and accrued expenses	2,000	2,000
Accounts payable - affiliates	7,814,843	7,890,441
Capital contributions payable	0	0
Liabilities	7,816,843	7,892,441
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(7,082,013)	(7,029,717)
General partner	(542,856)	(542,328)
Partners' capital (deficit)	(7,624,869)	(7,572,045)
Liabilities and Stockholders' Equity	191,974	320,396
Series 17 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	607,576	536,326
Assets	607,576	536,326
LIABILITIES
Accounts payable and accrued expenses	2,500	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	7,893
Liabilities	2,500	7,893
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	971,233	895,356
General partner	(366,157)	(366,923)
Partners' capital (deficit)	605,076	528,433
Liabilities and Stockholders' Equity	607,576	536,326
Series 18 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	256,205	351,136
Assets	256,205	351,136
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,965,548	3,815,173
Capital contributions payable	18,554	18,554
Liabilities	2,984,102	3,833,727
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,390,390)	(3,137,537)
General partner	(337,507)	(345,054)
Partners' capital (deficit)	(2,727,897)	(3,482,591)
Liabilities and Stockholders' Equity	256,205	351,136
Series 19 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	181,006
Assets	0	181,006
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	283,361	463,693
General partner	(283,361)	(282,687)
Partners' capital (deficit)	0	181,006
Liabilities and Stockholders' Equity	$ 0	$ 181,006